Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance leases for the year ended December 31, 2023, and for the six months ended June 30, 2024, respectively. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of the year ended December 31, 2023 and the six months ended June 30, 2024 was as follows:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	21,656	18,855	2,595
Operating lease liabilities, current	1,750	1,811	249
Operating lease liabilities, non-current	5,980	5,054	695
Weighted average remaining lease terms	3.56 years	4.25 years	4.25 years
Weighted average discount rate	4.36%	4.64%	4.64%

Cash flow information related to leases consists of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	304	42

Future lease payments under operating leases as of June 30, 2024 were as follows:

As of June 30, 2024
RMB
(Unaudited)
FY2024	1,053
FY2025	2,118
FY2026	1,870
FY2027	1,087
FY2028	620
FY2029	290
FY2030	145
Total future lease payment	7,183
less: imputed interest	(318)
Represent value of future lease payments(1)	6,865

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance lease for the years ended December 31, 2022 and 2023. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Operating lease right-of-use assets, net	19,250	21,656	3,050
Operating lease liabilities, current	1,696	1,750	246
Operating lease liabilities, non-current	4,789	5,980	842
Weighted average remaining lease terms	3.79 years	3.56 years	2.83 years
Weighted average discount rate	4.41%	4.36%	4.25%

Cashflow information related to leases consists of the following:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	4,698	661
Derecognition of right-of use-assets	7,408	-	-
Derecognition of lease liabilities	5,658	-	-

Future lease payments under operating leases as of December 31, 2023 were as follows:

As of December 31, 2023
RMB
FY2024	2,250
FY2025	2,262
FY2026	2,028
FY2027	1,246
FY2028	779
FY2029	465
FY2030	321
Total future lease payment	9,351
less: imputed interest	(1,621)
Represent value of future lease payments(1)	7,730

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,750 (US$246) and RMB5,980 (US$842) for the year ended December 31, 2023, respectively.